Stock-Based Compensation - Narrative (Details) - USD ($) $ in Thousands								1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 29, 2021	Dec. 28, 2021	Sep. 02, 2021	Jun. 30, 2021	Mar. 17, 2021	Nov. 20, 2017	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense									$ 10,621	$ 3,154
Granted (in shares)				1,132,290					1,538,000
Options, grant date fair value				$ 4,200
2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense for option awards	$ 1,700								$ 1,700	4,000
Weighted average remaining vesting period									2 years 4 months 24 days
Share-based compensation vested in period, fair value									$ 7,800	$ 3,200
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)			218,584
Stock-based compensation expense		$ 1,400
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period									10 years
Award vesting period									4 years
Award vesting rights, percentage									25.00%
Award vesting rights, quarterly vesting percentage									75.00%
Options | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									1 year
Options | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									25.00%
Award vesting rights, quarterly vesting percentage									75.00%
Granted (in shares)						845,317	757,978
Options, grant date fair value						$ 2,500	$ 2,100
Options | Chief Executive Officer | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	50.00%				50.00%			50.00%
Options | Chief Executive Officer | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.30%								66.70%
Options | CEO Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									1 year
Options | CEO Awards | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									3 years